United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 1. Name and address of issuer:     Lord Abbett Tax-Free Income Trust
                                    90 Hudson Street
                                    Jersey City, New Jersey  07302-3973

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

 3.     Investment Company Act File Number:     811-6418

        Securities Act File Number:             33-43017

 4(a).  Last day of fiscal year for which this Form is filed:September 30, 2003

 4(b).  ____  Check  box if this  Form is being  filed  late (i.e., more than
              90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c).   ____  Check box if this is the last time the issuer will be filing this Form.

 5.      Calculation  of  registration  fee:

        (i)     Aggregate sales price of securities  sold during the fiscal year
                pursuant to section  24(f):                     $79,943,332

        (ii)    Aggregate  price of securities redeemed or repurchased
                during the fiscal year:                        $(52,699,409)

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

        (iv)    Total  available redemption credits [add  Items
                5(ii)  and  5(iii)]:                           $(52,699,409)

        (v)     Net sales if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv)from Item 5(i)]:           $27,243,923
--------------------------------------------------------------------------------
        (vi)    Redemption credits availed for use in          $0
                future years if Item 5(i) is less
                than Item 5(iv)[subtract Item 5(iv)from Item 5(i)]:
-------- -----------------------------------------------------------------------
        (vii)   Multiplier for determining registration fee
                (See  Instruction  C.9):                       x.0000809

        (viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] enter "0" if no fee is due):           =$2,204.03

 6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

 7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                         +$0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$2,204.03

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Deliver:

                        __X__ Wire Transfer
                        ____ Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature  and Title)*  /s/ Christina T. Simmons
                            ______________________________
                            Christina T.  Simmons, Vice  President

Date:  December 23, 2003

*Please print the name and title of the signing officer below the signature